Fair Value of Financial Instruments and Derivative Instruments, Valuation of Company's Financial Instruments (Details) - Fair Value, Inputs, Level 2 - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative instruments – asset position	$ 234	$ 0
Derivative instruments – liability position	$ 1,514	$ 121